American Beacon International Equity Fund

Supplement dated January 31, 2023

to the

Summary Prospectus dated March 1, 2022, as previously amended or supplemented

Effective January 17, 2023, Kevin J. Matthews of Lazard Asset Management LLC no longer serves as a portfolio manager for the American Beacon International Equity Fund (the “Fund”). Accordingly, effective as of January 17, 2023, all references to Mr. Matthews in the Fund’s Summary Prospectus are deleted.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE